Derivative Liabilities (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Current derivative liabilities	$ 209,089		$ 209,089		$ 3,074,504	$ 1,573,859
Derivative liabilities convertied into additional paid-in capital	7,792,657		7,792,657
Change in fair value of derivative liabilities	(2,812,048)	654,477	3,813,598	193,990	359,530	(1,234,145)
Value of allonges	131,248		131,248
Derivative liability at the issuance date of allonges					$ 117,017